Shareholder Report, Holdings (Details)	Apr. 30, 2026
YieldMax(R) AAPL Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
YieldMax(R) AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax(R) AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 06/18/2026; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(R) AAPL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/01/2026; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/01/2026; Exercise Price: $282.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/01/2026; Exercise Price: $277.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) AAPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) AAPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax(R) AAPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) AAPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
YieldMax(R) ABNB Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
YieldMax(R) ABNB Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 06/18/2026; Exercise Price: $130.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $144.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $149.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax(R) ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/01/2026; Exercise Price: $148.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax(R) ABNB Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) ABNB Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) ABNB Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
YieldMax(R) ABNB Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
YieldMax(R) AI Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
YieldMax(R) AI Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $9.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $9.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) AI Option Income Strategy ETF | C3.ai, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $9.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
YieldMax(R) AI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) AI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
YieldMax(R) AI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) AI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.70%
YieldMax(R) AMD Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
YieldMax(R) AMD Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/15/2026; Exercise Price: $350.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $355.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $357.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/01/2026; Exercise Price: $370.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $360.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/08/2026; Exercise Price: $372.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) AMD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) AMD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
YieldMax(R) AMD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax(R) AMD Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
YieldMax(R) AMZN Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
YieldMax(R) AMZN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $262.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $267.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/01/2026; Exercise Price: $272.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $210.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
YieldMax(R) AMZN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) AMZN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) AMZN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
YieldMax(R) AMZN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.90%
YieldMax(R) BABA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
YieldMax(R) BABA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/15/2026; Exercise Price: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $132.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/08/2026; Exercise Price: $136.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $133.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $134.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $135.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
YieldMax(R) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/01/2026; Exercise Price: $137.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
YieldMax(R) BABA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) BABA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
YieldMax(R) BABA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
YieldMax(R) BABA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
YieldMax(R) BRK.B Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
YieldMax(R) BRK.B Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc. - Class B, Expiration: 05/15/2026; Exercise Price: $490.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $472.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $470.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) BRK.B Option Income Strategy ETF | Berkshire Hathaway, Inc. - Class B, Expiration: 05/01/2026; Exercise Price: $477.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) BRK.B Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) BRK.B Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
YieldMax(R) BRK.B Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) BRK.B Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
YieldMax(R) Bitcoin Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
YieldMax(R) Bitcoin Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $43.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/15/2026; Exercise Price: $40.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $44.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/08/2026; Exercise Price: $45.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) Bitcoin Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax(R) Bitcoin Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
YieldMax(R) Bitcoin Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
YieldMax(R) COIN Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
YieldMax(R) COIN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $170.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $187.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax(R) COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(R) COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
YieldMax(R) COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
YieldMax(R) CVNA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
YieldMax(R) CVNA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/15/2026; Exercise Price: $330.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $385.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $390.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $397.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/08/2026; Exercise Price: $412.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/01/2026; Exercise Price: $410.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) CVNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) CVNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) CVNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
YieldMax(R) CVNA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
YieldMax(R) DIS Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
YieldMax(R) DIS Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) DIS Option Income Strategy ETF | The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
YieldMax(R) DIS Option Income Strategy ETF | The Walt Disney Co., Expiration: 05/15/2026; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) DIS Option Income Strategy ETF | The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $104.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) DIS Option Income Strategy ETF | The Walt Disney Co., Expiration: 05/01/2026; Exercise Price: $106.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) DIS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) DIS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
YieldMax(R) DIS Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
YieldMax(R) DIS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
YieldMax(R) DKNG Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
YieldMax(R) DKNG Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/15/2026; Exercise Price: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $23.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $24.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) DKNG Option Income Strategy ETF | DraftKings, Inc., Expiration: 05/01/2026; Exercise Price: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
YieldMax(R) DKNG Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) DKNG Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
YieldMax(R) DKNG Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
YieldMax(R) DKNG Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
YieldMax(R) Gold Miners Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
YieldMax(R) Gold Miners Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/15/2026; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $93.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $89.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/08/2026; Exercise Price: $94.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[7]
YieldMax(R) Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/01/2026; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[7]
YieldMax(R) Gold Miners Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) Gold Miners Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
YieldMax(R) Gold Miners Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) Gold Miners Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
YieldMax(R) GOOGL Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
YieldMax(R) GOOGL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $375.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $382.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $380.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $395.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $387.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) GOOGL Option Income Strategy ETF | Alphabet, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $310.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[8]
YieldMax(R) GOOGL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) GOOGL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[9]
YieldMax(R) GOOGL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
YieldMax(R) GOOGL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
YieldMax(R) HOOD Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.00%
YieldMax(R) HOOD Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $70.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $76.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $81.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) HOOD Option Income Strategy ETF | Robinhood Markets, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $79.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) HOOD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax(R) HOOD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(R) HOOD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
YieldMax(R) HOOD Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
YieldMax(R) Innovation Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
YieldMax(R) Innovation Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 06/18/2026; Exercise Price: $70.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/08/2026; Exercise Price: $78.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $77.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $78.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[10]
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $81.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
YieldMax(R) Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/01/2026; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
YieldMax(R) Innovation Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) Innovation Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) Innovation Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
YieldMax(R) Innovation Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
YieldMax(R) JP Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
YieldMax(R) JP Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/15/2026; Exercise Price: $290.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $312.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $320.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $317.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/08/2026; Exercise Price: $322.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
YieldMax(R) JP Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/01/2026; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[13]
YieldMax(R) JP Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) JP Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) JP Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
YieldMax(R) JP Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax AMZN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax TSLA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
YieldMax(R) MARA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.60%
YieldMax(R) MARA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $11.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $12.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $12.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $12.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/08/2026; Exercise Price: $13.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) MARA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
YieldMax(R) MARA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
YieldMax(R) MARA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
YieldMax(R) MARA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
YieldMax(R) META Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
YieldMax(R) META Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 06/18/2026; Exercise Price: $570.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $620.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $632.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $630.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $637.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) META Option Income Strategy ETF | Meta Platforms, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $617.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) META Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) META Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(R) META Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
YieldMax(R) META Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
YieldMax(R) MRNA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
YieldMax(R) MRNA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.90%)
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/15/2026; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $52.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $53.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $54.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/01/2026; Exercise Price: $56.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) MRNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) MRNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
YieldMax(R) MRNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(R) MRNA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
YieldMax(R) MSFT Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
YieldMax(R) MSFT Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $400.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $407.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $412.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/08/2026; Exercise Price: $415.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $425.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[14]
YieldMax(R) MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/01/2026; Exercise Price: $440.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
YieldMax(R) MSFT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) MSFT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) MSFT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) MSFT Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
YieldMax(R) MSTR Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
YieldMax(R) MSTR Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 05/15/2026; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $167.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $130.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 06/18/2026; Exercise Price: $125.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) MSTR Option Income Strategy ETF | Strategy, Inc., Expiration: 05/08/2026; Exercise Price: $177.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(R) MSTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(R) MSTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
YieldMax(R) MSTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
YieldMax(R) NFLX Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
YieldMax(R) NFLX Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/15/2026; Exercise Price: $95.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $94.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $93.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $94.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/08/2026; Exercise Price: $97.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/01/2026; Exercise Price: $95.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) NFLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) NFLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) NFLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMax(R) NFLX Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
YieldMax(R) NVDA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
YieldMax(R) NVDA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $205.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $195.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $212.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/08/2026; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $205.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[16]
YieldMax(R) NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax(R) NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
YieldMax(R) PLTR Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
YieldMax(R) PLTR Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $142.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $149.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
YieldMax(R) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $152.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) PLTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) PLTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
YieldMax(R) PYPL Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
YieldMax(R) PYPL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/15/2026; Exercise Price: $50.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $51.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $53.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
YieldMax(R) PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/01/2026; Exercise Price: $52.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
YieldMax(R) PYPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) PYPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
YieldMax(R) PYPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) PYPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
YieldMax(R) RBLX Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
YieldMax(R) RBLX Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $63.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $61.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $62.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $60.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $68.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/01/2026; Exercise Price: $67.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) RBLX Option Income Strategy ETF | Roblox Corp., Expiration: 05/08/2026; Exercise Price: $56.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) RBLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax(R) RBLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
YieldMax(R) RBLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
YieldMax(R) RBLX Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
YieldMax(R) Short COIN Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
YieldMax(R) Short COIN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/15/2026; Exercise Price: $190.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $182.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $192.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/08/2026; Exercise Price: $177.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) Short COIN Option Income Strategy ETF | Coinbase Global, Inc. - Class A, Expiration: 05/01/2026; Exercise Price: $182.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) Short COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
YieldMax(R) Short COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax(R) Short COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) Short COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
YieldMax(R) Short COIN Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
YieldMax(R) Short N100 Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
YieldMax(R) Short N100 Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $655.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $648.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/08/2026; Exercise Price: $645.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $900.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $643.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
YieldMax(R) Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/01/2026; Exercise Price: $648.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
YieldMax(R) Short N100 Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
YieldMax(R) Short N100 Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) Short N100 Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
YieldMax(R) Short N100 Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
YieldMax(R) Short N100 Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) Short NVDA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
YieldMax(R) Short NVDA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[21]
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $280.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax(R) Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/01/2026; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax(R) Short NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
YieldMax(R) Short NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) Short NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
YieldMax(R) Short NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
YieldMax(R) Short NVDA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMax(R) Short TSLA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
YieldMax(R) Short TSLA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $372.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/08/2026; Exercise Price: $355.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $595.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $367.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[25]
YieldMax(R) Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $347.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
YieldMax(R) Short TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) Short TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) Short TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
YieldMax(R) Short TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
YieldMax(R) Short TSLA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
YieldMax(R) SMCI Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.70%
YieldMax(R) SMCI Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.20%)
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/15/2026; Exercise Price: $32.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $27.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/08/2026; Exercise Price: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $27.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/01/2026; Exercise Price: $28.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) SMCI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
YieldMax(R) SMCI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.20%)
YieldMax(R) SMCI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) SMCI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
YieldMax(R) SNOW Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
YieldMax(R) SNOW Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/15/2026; Exercise Price: $150.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $138.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/08/2026; Exercise Price: $147.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $142.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/01/2026; Exercise Price: $147.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
YieldMax(R) SNOW Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax(R) SNOW Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)
YieldMax(R) SNOW Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax(R) SNOW Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
YieldMax(R) TSLA Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
YieldMax(R) TSLA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $405.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $410.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $382.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $385.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $387.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/01/2026; Exercise Price: $380.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
YieldMax(R) TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
YieldMax(R) TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
YieldMax(R) TSM Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
YieldMax(R) TSM Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/15/2026; Exercise Price: $360.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $402.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $395.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $412.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $390.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/08/2026; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co., Ltd. - ADR, Expiration: 05/01/2026; Exercise Price: $395.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) TSM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax(R) TSM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) TSM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
YieldMax(R) TSM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
YieldMax(R) Ultra Option Income Strategy ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) Ultra Option Income Strategy ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Ultra Option Income Strategy ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
YieldMax(R) Ultra Option Income Strategy ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax(R) Ultra Option Income Strategy ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Ultra Option Income Strategy ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Ultra Option Income Strategy ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Ultra Option Income Strategy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Ultra Option Income Strategy ETF | IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Ultra Option Income Strategy ETF | Strategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Ultra Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
YieldMax(R) Ultra Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(R) Ultra Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax(R) Ultra Option Income Strategy ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
YieldMax(R) Ultra Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) Ultra Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
YieldMax(R) Ultra Short Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
YieldMax(R) Ultra Short Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax(R) Ultra Short Option Income Strategy ETF | Oklo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
YieldMax(R) Ultra Short Option Income Strategy ETF | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Starbucks Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Etsy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Rocket Lab USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	(85.80%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
YieldMax(R) Ultra Short Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) Ultra Short Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
YieldMax(R) Ultra Short Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax AMZN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax AMD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax TSM Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax Crypto Industry & Tech Portfolio Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax MARA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax AI & Tech Portfolio Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax Semiconductor Portfolio Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax HOOD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Universe Fund of Option Income ETFs | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Universe Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax(R) Universe Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
YieldMax(R) XOM Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
YieldMax(R) XOM Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 06/18/2026; Exercise Price: $150.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $152.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $155.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/01/2026; Exercise Price: $157.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) XOM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax(R) XOM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
YieldMax(R) XOM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
YieldMax(R) XOM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
YieldMax(R) XYZ Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
YieldMax(R) XYZ Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/15/2026; Exercise Price: $70.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/08/2026; Exercise Price: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/08/2026; Exercise Price: $73.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/01/2026; Exercise Price: $72.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/01/2026; Exercise Price: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
YieldMax(R) XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/01/2026; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
YieldMax(R) XYZ Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(R) XYZ Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
YieldMax(R) XYZ Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
YieldMax(R) XYZ Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%

[1]	Less than 0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than -0.05% of net assets.
[4]	Less than -0.05% of net assets.
[5]	Less than 0.05% of net assets.
[6]	Less than 0.05% of net assets.
[7]	Less than -0.05% of net assets.
[8]	Less than -0.05% of net assets.
[9]	Less than -0.05% of net assets
[10]	Less than -0.05% of net assets.
[11]	Less than 0.05% of net assets.
[12]	Less than 0.05% of net assets.
[13]	Less than -0.05% of net assets.
[14]	Less than -0.05% of net assets.
[15]	Less than 0.05% of net assets.
[16]	Less than -0.05% of net assets.
[17]	Less than 0.05% of net assets.
[18]	Less than -0.05% of net assets.
[19]	Less than 0.05% of net assets.
[20]	Less than 0.05% of net assets
[21]	Less than -0.05% of net assets.
[22]	Less than 0.05% of net assets.
[23]	Less than 0.05% of net assets
[24]	Less than 0.05% of net assets.
[25]	Less than -0.05% of net assets.
[26]	Less than 0.05% of net assets
[27]	Less than 0.05% of net assets.
[28]	Less than 0.05% of net assets.
[29]	Less than 0.05% of net assets.